LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
LONG-TERM INVESTMENTS
Schedule of long-term investments

	December 31,	December 31,
	2018	2019
	RMB	RMB
Available-for-sales debt security investment
Orange Inc.	41,179	41,857
Less: impairment	—	(37,775)
Foreign currency translation adjustment	—	(968)
	41,179	3,114

Equity method investments
Jincheng Consumer Finance (Sichuan) Co., Ltd. (“Jincheng”)	236,642	263,792
Beijing Gangjian Shoubao Cultural Media Center LLP	—	4,500
Weiche Information Technology Co., Ltd. (“Weiche”)	2,006	1,530
	238,648	269,822

Measurement alternative method investments
ClearVue Pony Holdings Limited. (“ClearVue Pony”)	68,632	—
Bai’an Online Property Insurance Co., Ltd. (“Bai’an”)	1,423	—
	70,055	—

Total long-term investments	349,882	272,936